Not FDIC Insured May Lose Value No Bank Guarantee
38984-Q3PH

Schedule of Investments
(unaudited)
Putnam Small Cap Value Fund 2
Notes to Schedule of Investments 7

Putnam Investment Funds
Schedule of Investments (unaudited), November 30, 2025
Putnam Small Cap Value Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.5%
Aerospace & Defense 0.9%
a
V2X, Inc. .......................................... United States 45,962 $ 2,521,016
Automobile Components 2.8%
a
Holley, Inc. ........................................ United States 1,285,156 5,474,765
Standard Motor Products, Inc. .......................... United States 52,300 1,963,342
7,438,107
Banks 18.1%
a
Avidbank Holdings, Inc. ............................... United States 89,948 2,352,140
a
Avidia Bancorp, Inc. ................................. United States 54,740 866,534
a
Axos Financial, Inc. .................................. United States 41,550 3,414,579
a
Bancorp, Inc. (The) .................................. United States 30,900 1,979,763
b
Bank OZK ......................................... United States 35,600 1,638,312
Business First Bancshares, Inc. ......................... United States 89,600 2,331,392
a
Coastal Financial Corp. ............................... United States 25,702 2,861,918
a
Commercial Bancgroup, Inc. ........................... United States 70,041 1,732,114
ConnectOne Bancorp, Inc. ............................ United States 114,824 2,901,602
Five Star Bancorp ................................... United States 90,797 3,131,589
Metropolitan Bank Holding Corp. ........................ United States 41,014 3,060,055
Mid Penn Bancorp, Inc. ............................... United States 87,000 2,539,530
MidWestOne Financial Group, Inc. ...................... United States 60,628 2,399,050
NBT Bancorp, Inc. ................................... United States 35,300 1,463,538
Nicolet Bankshares, Inc. .............................. United States 8,600 1,083,428
Northrim BanCorp, Inc. ............................... United States 120,400 2,957,024
b
OFG Bancorp ...................................... United States 41,600 1,652,768
Popular, Inc. ....................................... United States 24,300 2,787,453
a
Third Coast Bancshares, Inc. .......................... United States 64,900 2,473,339
UMB Financial Corp. ................................. United States 20,300 2,254,924
Valley National Bancorp .............................. United States 239,100 2,706,612
48,587,664
Biotechnology 4.6%
a
BioMarin Pharmaceutical, Inc. .......................... United States 22,900 1,280,797
a,b
Janux Therapeutics, Inc. .............................. United States 49,342 1,682,069
a
MiMedx Group, Inc. .................................. United States 403,588 2,776,685
a
Ultragenyx Pharmaceutical, Inc. ........................ United States 54,600 1,897,350
a
Veracyte, Inc. ...................................... United States 99,240 4,698,022
12,334,923
Building Products 2.6%
Insteel Industries, Inc. ................................ United States 85,300 2,608,474
a
Resideo Technologies, Inc. ............................ United States 100,824 3,326,184
UFP Industries, Inc. .................................. United States 12,800 1,190,272
7,124,930
Chemicals 2.0%
a
Ingevity Corp. ...................................... United States 53,700 2,804,751
Tronox Holdings plc ................................. United States 649,506 2,688,955
5,493,706
Commercial Services & Supplies 2.1%
a
Casella Waste Systems, Inc. , A ......................... United States 30,200 2,910,978
Steelcase, Inc. , A ................................... United States 162,100 2,640,609
5,551,587
Communications Equipment 2.0%
a
Aviat Networks, Inc. ................................. United States 129,849 2,870,961

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Small Cap Value Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
a
Extreme Networks, Inc. ............................... United States 148,300 $ 2,595,250
5,466,211
Construction & Engineering 1.4%
a
Fluor Corp. ........................................ United States 39,700 1,704,321
a
Tutor Perini Corp. ................................... United States 30,100 2,063,355
3,767,676
Construction Materials 0.7%
b
Titan America SA ................................... Belgium 113,292 1,839,862
Consumer Finance 2.0%
a
Encore Capital Group, Inc. ............................ United States 52,000 2,698,280
b
Jefferson Capital, Inc. ................................ United States 134,278 2,815,810
5,514,090
Containers & Packaging 1.6%
a
O-I Glass, Inc. ...................................... United States 166,716 2,247,332
b
Silgan Holdings, Inc. ................................. United States 52,500 2,081,100
4,328,432
Diversified Consumer Services 1.6%
a,b
McGraw Hill, Inc. .................................... United States 94,928 1,665,986
Perdoceo Education Corp. ............................ United States 92,600 2,589,096
4,255,082
Diversified REITs 0.9%
b
Broadstone Net Lease, Inc. ............................ United States 133,000 2,336,810
Electric Utilities 0.9%
Portland General Electric Co. .......................... United States 49,800 2,530,836
Electronic Equipment, Instruments & Components 0.9%
Vishay Intertechnology, Inc. ............................ United States 177,700 2,429,159
Financial Services 2.1%
a
Onity Group, Inc. .................................... United States 54,400 2,423,520
Walker & Dunlop, Inc. ................................ United States 51,961 3,358,759
5,782,279
Gas Utilities 1.2%
Southwest Gas Holdings, Inc. .......................... United States 39,000 3,238,950
Ground Transportation 1.9%
Covenant Logistics Group, Inc. , A ....................... United States 123,600 2,464,584
a,b
Proficient Auto Logistics, Inc. ........................... United States 322,517 2,631,739
5,096,323
Health Care Providers & Services 3.8%
a
DocGo, Inc. ....................................... United States 352,000 362,560
a
LifeStance Health Group, Inc. .......................... United States 515,200 3,348,800
a
Option Care Health, Inc. .............................. United States 80,850 2,514,435
a
Quipt Home Medical Corp. ............................ United States 576,869 1,407,560
a
RadNet, Inc. ....................................... United States 30,685 2,540,411
10,173,766
Health Care REITs 1.8%
American Healthcare REIT, Inc. ......................... United States 51,400 2,610,092

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care REITs (continued)
Healthcare Realty Trust, Inc. , A ......................... United States 124,900 $ 2,276,927
4,887,019
Hotels, Restaurants & Leisure 0.7%
Aramark .......................................... United States 47,450 1,763,716
Household Durables 5.7%
a
Cavco Industries, Inc. ................................ United States 3,700 2,203,905
a
Helen of Troy Ltd. ................................... United States 90,600 1,716,870
La-Z-Boy, Inc. ...................................... United States 66,900 2,603,748
Leggett & Platt, Inc. .................................. United States 304,400 3,123,144
a
M/I Homes, Inc. ..................................... United States 17,200 2,366,548
a
Taylor Morrison Home Corp. , A ......................... United States 51,850 3,250,476
15,264,691
Insurance 1.9%
a,b
Abacus Global Management, Inc. ....................... United States 413,800 2,743,494
Horace Mann Educators Corp. ......................... United States 53,331 2,441,493
5,184,987
Interactive Media & Services 1.0%
a
MediaAlpha, Inc. , A .................................. United States 219,000 2,794,440
Leisure Products 2.2%
a
MasterCraft Boat Holdings, Inc. ......................... United States 168,224 3,108,780
a
Mattel, Inc. ........................................ United States 138,500 2,925,120
6,033,900
Life Sciences Tools & Services 0.3%
a
Codexis, Inc. ....................................... United States 529,200 915,516
Machinery 1.7%
a
Blue Bird Corp. ..................................... United States 48,800 2,548,336
a
Gates Industrial Corp. plc ............................. United States 88,582 2,016,126
4,564,462
Metals & Mining 2.6%
a,b
Critical Metals Corp. ................................. Austria 54,892 451,761
b
Hudbay Minerals, Inc. ................................ Canada 173,700 2,945,952
a
Major Drilling Group International, Inc. .................... Canada 371,500 3,471,888
6,869,601
Mortgage Real Estate Investment Trusts (REITs) 2.7%
Dynex Capital, Inc. .................................. United States 123,800 1,734,438
Ladder Capital Corp. , A ............................... United States 257,753 2,848,171
Rithm Capital Corp. .................................. United States 241,650 2,776,558
7,359,167
Multi-Utilities 1.3%
Algonquin Power & Utilities Corp. ....................... Canada 403,600 2,486,176
Unitil Corp. ........................................ United States 17,900 899,117
3,385,293
Oil, Gas & Consumable Fuels 5.3%
a
Antero Resources Corp. .............................. United States 96,600 3,519,138
Ardmore Shipping Corp. .............................. Ireland 204,200 2,497,366
Core Natural Resources, Inc. .......................... United States 35,800 2,864,000
b
Magnolia Oil & Gas Corp. , A ........................... United States 94,825 2,194,251

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Small Cap Value Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Permian Resources Corp. , A ........................... United States 216,437 $ 3,136,172
14,210,927
Passenger Airlines 1.1%
a
SkyWest, Inc. ...................................... United States 28,900 2,933,928
Pharmaceuticals 1.6%
a
Amneal Pharmaceuticals, Inc. .......................... United States 216,200 2,706,824
b
Perrigo Co. plc ..................................... United States 121,800 1,626,030
4,332,854
Professional Services 3.1%
b
Concentrix Corp. .................................... United States 62,000 2,245,020
a
IBEX Holdings Ltd. .................................. United States 100,297 3,529,451
ICF International, Inc. ................................ United States 31,900 2,489,476
8,263,947
Real Estate Management & Development 1.0%
Newmark Group, Inc. , A .............................. United States 152,700 2,653,926
Residential REITs 0.4%
UMH Properties, Inc. ................................. United States 73,600 1,113,568
Retail REITs 0.9%
Brixmor Property Group, Inc. ........................... United States 87,900 2,297,706
Semiconductors & Semiconductor Equipment 2.0%
a
Cohu, Inc. ......................................... United States 116,700 2,838,144
a
Ichor Holdings Ltd. .................................. United States 156,289 2,625,655
5,463,799
Software 1.8%
a
Blackbaud, Inc. ..................................... United States 35,000 1,973,300
a,b
Blackboxstocks, Inc. ................................. United States 65,500 457,190
a
RingCentral, Inc. , A .................................. United States 83,800 2,366,512
4,797,002
Specialty Retail 2.6%
b
Academy Sports & Outdoors, Inc. ....................... United States 60,500 2,919,125
Camping World Holdings, Inc. , A ........................ United States 189,725 2,123,023
J Jill, Inc. ......................................... United States 119,915 1,892,258
6,934,406
Technology Hardware, Storage & Peripherals 1.5%
a
Diebold Nixdorf, Inc. ................................. United States 37,700 2,432,404
a,b
Turtle Beach Corp. .................................. United States 112,400 1,560,112
3,992,516
Textiles, Apparel & Luxury Goods 1.2%
b
Steven Madden Ltd. ................................. United States 73,100 3,054,118
a
Unifi, Inc. ......................................... United States 47,618 166,187
3,220,305
Tobacco 1.0%
Turning Point Brands, Inc. ............................. United States 26,655 2,669,765
Total Common Stocks (Cost $ 245,405,602 ) ...................................
267,718,850

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 9.
Short Term Investments 8.3%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 0.4%
c,d
Putnam Short Term Investment Fund , Class P , 4.194% ....... United States 1,128,882 $ 1,128,882
Total Management Investment Companies (Cost $ 1,128,882 ) ...................
1,128,882
Investments from Cash Collateral Received for
Loaned Securities 7.9%
Money Market Funds 7.9%
c,d
Putnam Cash Collateral Pool, LLC , 4.234% ................ United States 21,263,853 21,263,853
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 21,263,853 ) .........................................................
21,263,853
Total Short Term Investments (Cost $ 22,392,735 ) ..............................
22,392,735
a
Total Investments (Cost $ 267,798,337 ) 107.8% ................................
$290,111,585
Options Written (0.0) %
†
....................................................
(5,705)
Other Assets, less Liabilities (7.8) % .........................................
(21,134,136)
Net Assets 100.0% .........................................................
$268,971,744
a a a
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Puts - Over-the-Counter
Equity Options (0.0)%
†
Academy Sports & Outdoors, Inc. , Counterparty BOFA , December
Strike Price $ 40.00 , Expires 12/19/25 ................... 395,440 19,079,980 (5,705)
Total Options Written (Premiums received $ 10,489 ) ...........................
$ (5,705)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at November 30, 2025.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Putnam Investment Funds

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Investment Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.194% ...... $351,756 $40,152,144 $(39,375,018) $— $— $1,128,882 1,128,882 $27,025
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.234% ............. $8,148,627 $131,896,281 $(118,781,055) $— $— $21,263,853 21,263,853 $555,901
Total Affiliated Securities ... $8,500,383 $172,048,425 $(158,156,073) $— $— $22,392,735 $582,926
Level 1 Level 2 Level 3 Total
Putnam Small Cap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 267,718,850 $ — $ — $ 267,718,850
Short Term Investments ................... 1,128,882 21,263,853 — 22,392,735
Total Investments in Securities ........... $268,847,732 $21,263,853 $— $290,111,585

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam Small Cap Value Fund (continued)
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $5,705 $— $5,705
Total Other Financial Instruments ......... $— $5,705 $— $5,705
a
For detailed categories, see the accompanying Schedule of Investments.
4. Fair Value Measurements
(continued)
Selected Portfolio
REIT
Real Estate Investment Trust
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.